Financial Assets and Liabilities - Financial assets measured at fair value (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	$ 339,166	$ 697,887
Debt Investments
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	316,896	673,867
Debt Investments | U.S. treasury securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	209,567	294,103
Debt Investments | Agency securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	5,750	24,280
Debt Investments | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	9,253	15,399
Debt Investments | Commercial paper
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		31,937
Debt Investments | Corporate debt securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	87,626	305,448
Debt Investments | Municipal securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	2,700	2,700
At fair value
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	743,306	1,759,751
Total liabilities measured at fair value	772,796	1,284,598
At fair value | Hedging | Derivatives | Current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	8,058	1,507
At fair value | Hedging | Derivatives | Non-current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	669	2
At fair value | Exchangeable feature of Notes | Derivatives | Current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	760,689	1,283,089
At fair value | Cash and cash equivalents | Money market funds
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	20,966	439,947
At fair value | Cash and cash equivalents | U.S. treasury securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		5,599
At fair value | Cash and cash equivalents | Agency securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	4,600	8,749
At fair value | Cash and cash equivalents | Commercial paper
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	149,347	167,248
At fair value | Cash and cash equivalents | Corporate debt securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		27,365
At fair value | Debt Investments | U.S. treasury securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	209,948	296,118
At fair value | Debt Investments | Agency securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	5,752	24,586
At fair value | Debt Investments | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	6,653	12,052
At fair value | Debt Investments | Commercial paper
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		31,937
At fair value | Debt Investments | Corporate debt securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	87,948	308,651
At fair value | Debt Investments | Municipal securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	2,700	2,728
At fair value | Derivatives | Interest rate swaps | Current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	3,380
At fair value | Derivatives | Current derivative | Hedging
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	3,333	16,879
At fair value | Derivatives | Current derivative | Capped Call
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	124,153	310,608
At fair value | Derivatives | Non-current derivative | Interest rate swaps
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	3,147
At fair value | Other non-current assets | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	2,600	3,347
At fair value | Other non-current assets | Marketable equity securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	110,409	100,187
At fair value | Other non-current assets | Non-marketable equity securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	11,750	3,750
At fair value | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	131,375	540,134
Total liabilities measured at fair value	0	0
At fair value | Level 1 | Hedging | Derivatives | Current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	0	0
At fair value | Level 1 | Hedging | Derivatives | Non-current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	0	0
At fair value | Level 1 | Exchangeable feature of Notes | Derivatives | Current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	0	0
At fair value | Level 1 | Cash and cash equivalents | Money market funds
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	20,966	439,947
At fair value | Level 1 | Cash and cash equivalents | U.S. treasury securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		0
At fair value | Level 1 | Cash and cash equivalents | Agency securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 1 | Cash and cash equivalents | Commercial paper
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 1 | Cash and cash equivalents | Corporate debt securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		0
At fair value | Level 1 | Debt Investments | U.S. treasury securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 1 | Debt Investments | Agency securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 1 | Debt Investments | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 1 | Debt Investments | Commercial paper
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		0
At fair value | Level 1 | Debt Investments | Corporate debt securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 1 | Debt Investments | Municipal securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 1 | Derivatives | Interest rate swaps | Current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	0
At fair value | Level 1 | Derivatives | Current derivative | Hedging
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 1 | Derivatives | Current derivative | Capped Call
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 1 | Derivatives | Non-current derivative | Interest rate swaps
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0
At fair value | Level 1 | Other non-current assets | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 1 | Other non-current assets | Marketable equity securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	110,409	100,187
At fair value | Level 1 | Other non-current assets | Non-marketable equity securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	476,028	905,259
Total liabilities measured at fair value	12,107	1,509
At fair value | Level 2 | Hedging | Derivatives | Current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	8,058	1,507
At fair value | Level 2 | Hedging | Derivatives | Non-current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	669	2
At fair value | Level 2 | Exchangeable feature of Notes | Derivatives | Current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	0	0
At fair value | Level 2 | Cash and cash equivalents | Money market funds
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 2 | Cash and cash equivalents | U.S. treasury securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		5,599
At fair value | Level 2 | Cash and cash equivalents | Agency securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	4,600	8,749
At fair value | Level 2 | Cash and cash equivalents | Commercial paper
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	149,347	167,248
At fair value | Level 2 | Cash and cash equivalents | Corporate debt securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		27,365
At fair value | Level 2 | Debt Investments | U.S. treasury securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	209,948	296,118
At fair value | Level 2 | Debt Investments | Agency securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	5,752	24,586
At fair value | Level 2 | Debt Investments | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	6,653	12,052
At fair value | Level 2 | Debt Investments | Commercial paper
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		31,937
At fair value | Level 2 | Debt Investments | Corporate debt securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	87,948	308,651
At fair value | Level 2 | Debt Investments | Municipal securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	2,700	2,728
At fair value | Level 2 | Derivatives | Interest rate swaps | Current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	3,380
At fair value | Level 2 | Derivatives | Current derivative | Hedging
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	3,333	16,879
At fair value | Level 2 | Derivatives | Current derivative | Capped Call
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 2 | Derivatives | Non-current derivative | Interest rate swaps
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	3,147
At fair value | Level 2 | Other non-current assets | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	2,600	3,347
At fair value | Level 2 | Other non-current assets | Marketable equity securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 2 | Other non-current assets | Non-marketable equity securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	135,903	314,358
Total liabilities measured at fair value	760,689	1,283,089
At fair value | Level 3 | Hedging | Derivatives | Current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	0	0
At fair value | Level 3 | Hedging | Derivatives | Non-current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	0	0
At fair value | Level 3 | Exchangeable feature of Notes | Derivatives | Current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	760,689	1,283,089
At fair value | Level 3 | Cash and cash equivalents | Money market funds
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 3 | Cash and cash equivalents | U.S. treasury securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		0
At fair value | Level 3 | Cash and cash equivalents | Agency securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 3 | Cash and cash equivalents | Commercial paper
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 3 | Cash and cash equivalents | Corporate debt securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		0
At fair value | Level 3 | Debt Investments | U.S. treasury securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 3 | Debt Investments | Agency securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 3 | Debt Investments | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 3 | Debt Investments | Commercial paper
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		0
At fair value | Level 3 | Debt Investments | Corporate debt securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 3 | Debt Investments | Municipal securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 3 | Derivatives | Interest rate swaps | Current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	0
At fair value | Level 3 | Derivatives | Current derivative | Hedging
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 3 | Derivatives | Current derivative | Capped Call
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	124,153	310,608
At fair value | Level 3 | Derivatives | Non-current derivative | Interest rate swaps
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0
At fair value | Level 3 | Other non-current assets | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 3 | Other non-current assets | Marketable equity securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 3 | Other non-current assets | Non-marketable equity securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	$ 11,750	$ 3,750